COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended
	Mar. 28, 2023	Feb. 24, 2022	Apr. 30, 2023	Jul. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			480,000,000	480,000,000
Common stock, par value			$ 0.00001	$ 0.00001
Common stock, reserve stock split		1 for 10,000 reverse stock split
Non cash expense			$ 894,114
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services	894,113
Share issued price per share	$ 0.50
Non cash expense	$ 447,057
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services	894,113
Share issued price per share	$ 0.50
Non cash expense	$ 447,057
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services			1,788,227
Share issued price per share	$ 0.50
Non cash expense			$ 18